Recent Accounting Standards	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Standards
Note 2 – Recent accounting pronouncements
Recently adopted accounting standards
We adopted the following accounting standard update (“ASUs”) since the reporting date of our Form
20-F
report (for the year ended December 31, 2021 (Predecessor)), which had no impact on our Consolidated Financial Statements.
ASU
2020-06
– Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging
Simplifies the guidance in U.S. GAAP on the issuer’s accounting for convertible debt instruments. Under current guidance, applying the separation models in ASC
470-20
to convertible instruments with a beneficial conversion feature or a cash conversion feature involves the recognition of a debt discount, which is amortized to interest expense. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU
2020-06.
Seadrill does not have any instruments with beneficial conversion or cash conversion feature. Accordingly, adoption of this standard had no impact on the financial statements.
ASU
2021-05
– Lessors – Certain Leases with Variable Lease Payments
Requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate (hereafter referred to as “variable payments”) as an operating lease on the commencement date of the lease if specified criteria are met. Seadrill does not have any sales-type or direct financing leases.

ASU
2021-08
– Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. The Company elected to early adopt and apply this standard as of January 1, 2022 as it is relevant to the emergence from Chapter 11 bankruptcy and application of fresh-start accounting. The Company’s deferred revenues balances were evaluated on the basis of ASC 606 at the measurement date (in accordance with ASU
2021-08).
No adjustment was made on transition.
ASU
2022-03
– Fair Value Measurement of Equity Securities Subject to Contractual Sale Restriction
s
Clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. Seadrill does not apply any discounts related to contractual sale restrictions.
ASU
2022-04
– Liabilities – Supplier Finance Programs
The amendments in this ASU address investor and other financial statement user requests for additional information about the use of supplier finance programs by the buyer party to understand the effect of those programs on an entity’s working capital, liquidity, and cash flows. Seadrill does not have any supplier finance programs.
Recently issued accounting standards
There are currently no recently issued ASUs that are expected to affect our Consolidated Financial Statements and related disclosures in future periods.

Note 3 – Recent Accounting Standards
1) Recently adopted accounting standards
We recently adopted the following accounting standard updates (“ASUs”):
a) ASU
2019-12
Income Taxes (Topic 740): Simplifying the accounting for income taxes
In December 2019, the FASB issued ASU
2019-12.
The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. We adopted ASU
2019-12
effective January 1, 2021. The adoption of this guidance did not have a material impact on our consolidated financial statements.
b) ASU
2021-08
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
We early adopted ASU
2021-08
effective July 1, 2021. Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. This did not have a material impact on our financial statements.
c) ASU
2016-13
– Financial Instruments – Measurement of Credit Losses
(Also
2018-19,
2019-04
and
2019-11)
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU
2016-13
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU
2018-19,
ASU
2019-04
and ASU
2019-11:
Codification Improvements to Topic 326 “Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology (that recognizes losses when a probable threshold is met) with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. Under the CECL measurement financial assets are reflected at the net amount expected to be collected from the financial asset, CECL measurement is applicable to financial assets measured at amortized cost as well as off-balance
sheet credit exposures not accounted for as insurance (including financial guarantees).
Seadrill adopted the requirements of Topic 326 in FY 2020. Reporting periods beginning after January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The allowance for credit losses is presented as a deduction from the asset’s amortized cost (or liability for off-balance
sheet exposures) and the net balance shown on the Consolidated Balance Sheet with associated credit loss expense in the Consolidated Statement of Operations.
The CECL allowance related primarily to subordinated loan receivables due from related parties (refer to Note 27 – “Related party transactions”). Our external customers are mostly international or national oil companies with high credit standing. We have historically had a very low incidence of credit losses from these customers. Therefore, adoption of the new guidance has not had a material impact on receivables due from our customers.
d) Other accounting standard updates
We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2020-01 – Clarifying the interactions between Topic 321, Topic 323 and Topic 815

•	ASU 2020-08 – Codification Improvements to Subtopic 310-20, Receivables – Nonrefundable Fees and Other Costs

•	ASU 2020-9 – Debt (Topic 470): Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762

•	ASU 2020-10 – Codification Improvements

•	ASU 2020-11 – Financial Services – Insurance (Topic 944): Effective Date and Early Application
2) Recently issued accounting standards
Recently issued ASUs by the FASB that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:
a) ASU
2020-04
Reference Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU
2020-04.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to contract modifications that occur after December 31, 2022. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
b) ASU
2021-04
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options
The FASB issued this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. We do not anticipate this will have a material impact on our financial statements.
c) ASU
2021-05
Leases (Topic 842) Lessors-Certain Leases with Variable Lease Payments
The amendments in this Update affect lessors with lease contracts that (1) have variable lease payments that do not depend on a reference index or a rate and (2) would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing. We do not anticipate this will have a material impact on our financial statements.
d) ASU
2021-10
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance.
The FASB issued this Update to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. We do not anticipate this will have a material impact on our financial statements.
e) Other accounting standard updates issued by the FASB
As of April 29, 2022, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.